Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Current assets:
Cash and cash equivalents	$ 3,654		$ 11,312
Short-term investments	2,836		32,058
Accounts receivable, net of allowance for doubtful accounts of $0 and $0, respectively	500		285
Inventories	2,523		3,394
Prepaid expenses and other current assets	6,998		1,134
Total current assets	16,511		48,183
Property and equipment, net	480		457
Other Assets	293		94
Total assets	17,284		48,734
Current liabilities:
Accounts payable	2,547		1,214
Accrued expenses and other current liabilities	2,777		1,565
Total current liabilities	5,324		2,779
Long-term debt			1,121
Other long-term liabilities	23		1,293
Total liabilities	5,347		5,193
Commitments and Contingencies
Stockholders’ deficit:
Common stock value
Additional paid-in capital	7,949		2,286
Accumulated other comprehensive income	(43)		(18)
Accumulated deficit	(95,439)		(58,197)
Total stockholders’ deficit	(87,533)		(55,929)
TOTAL LIABILITIES CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	17,284		48,734
Growth Capital Acquisition Corp.
Current assets:
Cash and cash equivalents	108,396	$ 749,737		$ 2,043
Prepaid expenses	10,964	114,937		20,000
Total current assets	119,360	864,674		22,043
Investments held in Trust Account	172,520,445	172,505,514
Total assets	172,639,805	173,370,188		22,043
Current liabilities:
Accrued expenses and other current liabilities	1,372,463	73,756		20,000
Franchise tax payable	200,000
Total current liabilities	1,572,463	73,756		20,000
Warrant liability	12,471,750	7,141,500
Total liabilities	14,044,213	7,215,256		20,000
Commitments and Contingencies
Common stock subject to possible redemption value	172,500,000	172,500,000
Preferred stock, value
Stockholders’ deficit:
Additional paid-in capital				148,269
Accumulated deficit	(13,904,839)	(6,345,499)		(146,657)
Total stockholders’ deficit	(13,904,408)	(6,345,068)		2,043
TOTAL LIABILITIES CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	172,639,805	173,370,188		22,043
Convertible Preferred Stock
Current liabilities:
Preferred stock, value	99,470		99,470
Class F Stock
Stockholders’ deficit:
Common stock value
Total stockholders’ deficit
Class A Common Stock | Growth Capital Acquisition Corp.
Stockholders’ deficit:
Common stock value
Class B Common Stock | Growth Capital Acquisition Corp.
Stockholders’ deficit:
Common stock value	$ 431	$ 431		$ 431